Other assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other assets	$ 3,885	$ 3,330
Other assets current	1,570	1,777
Other assets non current	2,315	1,553
Other liabilites	4,905	4,973
Other liabilites current	3,015	3,001
Other liabilites non current	1,890	1,972
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	1,200	1,355
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	716	601
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	692	906
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	708	674
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	376	293
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	337	241
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	62	147
Obligations Arising From Acquisition Of Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	156	138
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	138	95
Others [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	520	523
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	1,009	1,087
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	1,814	1,561
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other assets	453	363
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	92	54
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	255	71
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 262	$ 194